General Information - Details of Consolidated Subsidiaries (Detail)		12 Months Ended
	Feb. 25, 2020	Dec. 31, 2020	Dec. 31, 2019
POSCO INTERNATIONAL MALAYSIA SDN BHD [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		Malaysia
Domestic [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations		Engineering and construction
Ownership (%)		52.80%	52.80%
Region		Pohang
Domestic [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		52.80%	52.80%
Domestic [member] | POSCO COATED & COLOR STEEL Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Coated steel manufacturing
Ownership (%)		56.87%	56.87%
Region		Pohang
Domestic [member] | POSCO COATED & COLOR STEEL Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		56.87%	56.87%
Domestic [member] | POSCO ICT [member]
Disclosure of subsidiaries [line items]
Principal operations		Computer hardware and software distribution
Ownership (%)		65.38%	65.38%
Region		Pohang
Domestic [member] | POSCO ICT [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		65.38%	65.38%
Domestic [member] | POSCO Research Institute [member]
Disclosure of subsidiaries [line items]
Principal operations		Economic research and consulting
Ownership (%)		100.00%	100.00%
Region		Seoul
Domestic [member] | POSCO Research Institute [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | POSCO O&M Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Business facility maintenance
Ownership (%)		100.00%	100.00%
Region		Seoul
Domestic [member] | POSCO O&M Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		47.17%	47.17%
Domestic [member] | POSCO O&M Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		52.83%	52.83%
Domestic [member] | POSCO A&C [member]
Disclosure of subsidiaries [line items]
Principal operations		Architecture and consulting
Ownership (%)		100.00%	100.00%
Region		Seoul
Domestic [member] | POSCO A&C [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		45.66%	45.66%
Domestic [member] | POSCO A&C [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		54.34%	54.34%
Domestic [member] | POSCO Venture Capital Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Investment in venture companies
Ownership (%)		95.00%	95.00%
Region		Pohang
Domestic [member] | POSCO Venture Capital Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		95.00%	95.00%
Domestic [member] | eNtoB Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations		Electronic commerce
Ownership (%)		67.44%	61.13%
Region		Seoul
Domestic [member] | eNtoB Corporation [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		7.50%	7.50%
Domestic [member] | eNtoB Corporation [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		59.94%	53.63%
Domestic [member] | POSCO CHEMICAL CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations		Refractories manufacturing and sales
Ownership (%)		61.26%	61.26%
Region		Pohang
Domestic [member] | POSCO CHEMICAL CO., LTD. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		61.26%	61.26%
Domestic [member] | POSCO-Terminal Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Transporting and warehousing
Ownership (%)		51.00%	51.00%
Region		Gwangyang
Domestic [member] | POSCO-Terminal Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		51.00%	51.00%
Domestic [member] | POSCO M-TECH [member]
Disclosure of subsidiaries [line items]
Principal operations		Packing materials manufacturing and sales
Ownership (%)		48.85%	48.85%
Region		Pohang
Domestic [member] | POSCO M-TECH [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		48.85%	48.85%
Domestic [member] | POSCO ICT [member]
Disclosure of subsidiaries [line items]
Principal operations		Generation of electricity
Ownership (%)		100.00%	100.00%
Region		Seoul
Domestic [member] | POSCO ICT [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | POSCO NIPPON STEEL RHF JOINT VENTURE.CO., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel by product manufacturing and sales
Ownership (%)		70.00%	70.00%
Region		Pohang
Domestic [member] | POSCO NIPPON STEEL RHF JOINT VENTURE.CO., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		70.00%	70.00%
Domestic [member] | Future Creation Fund Postech Early Stage account [member]
Disclosure of subsidiaries [line items]
Principal operations		Investment in venture companies
Ownership (%)		40.00%	40.00%
Region		Seoul
Domestic [member] | Future Creation Fund Postech Early Stage account [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		40.00%	40.00%
Domestic [member] | POSCO WOMAN'S FUND [member]
Disclosure of subsidiaries [line items]
Principal operations		Investment in venture companies
Ownership (%)		40.00%	40.00%
Region		Seoul
Domestic [member] | POSCO WOMAN'S FUND [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		40.00%	40.00%
Domestic [member] | SPH Co, ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		House manufacturing and management
Ownership (%)		100.00%	100.00%
Region		Incheon
Domestic [member] | SPH Co, ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | Posco Group University [member]
Disclosure of subsidiaries [line items]
Principal operations		Education service and real estate business
Ownership (%)		100.00%	100.00%
Region		Incheon
Domestic [member] | 2015 POSCO New technology II Fund [member]
Disclosure of subsidiaries [line items]
Principal operations		Investment in venture companies
Ownership (%)		25.00%	25.00%
Region		Pohang
Domestic [member] | 2015 POSCO New technology II Fund [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		25.00%	25.00%
Domestic [member] | Growth Ladder POSCO K-Growth Global Fund [member]
Disclosure of subsidiaries [line items]
Principal operations		Investment in venture companies
Ownership (%)		50.00%	50.00%
Region		Pohang
Domestic [member] | Growth Ladder POSCO K-Growth Global Fund [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		50.00%	50.00%
Domestic [member] | POSCO Research & Technology [member]
Disclosure of subsidiaries [line items]
Principal operations		Intellectual Property Services and consulting
Ownership (%)		100.00%	100.00%
Region		Seoul
Domestic [member] | POSCO Research & Technology [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | TANCHEON E&E
Disclosure of subsidiaries [line items]
Principal operations		Refuse derived fuel and power generation
Ownership (%)		100.00%	100.00%
Region		Seoul
Domestic [member] | TANCHEON E&E | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | POSCO Humans [member]
Disclosure of subsidiaries [line items]
Principal operations		Construction
Ownership (%)		100.00%	100.00%
Region		Pohang
Domestic [member] | POSCO Humans [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		75.49%	75.49%
Domestic [member] | POSCO Humans [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		24.51%	24.51%
Domestic [member] | Mapo Hibroad Parking Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Construction
Ownership (%)		71.00%	71.00%
Region		Seoul
Domestic [member] | Mapo Hibroad Parking Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		71.00%	71.00%
Domestic [member] | Busan E&E Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Refuse derived fuel and power generation
Ownership (%)		70.00%	70.00%
Region		Busan
Domestic [member] | Busan E&E Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		70.00%	70.00%
Domestic [member] | POSCO Family Strategy Fund [member]
Disclosure of subsidiaries [line items]
Principal operations		Investment in venture companies
Ownership (%)			100.00%
Region		Pohang
Domestic [member] | POSCO Family Strategy Fund [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)			69.91%
Domestic [member] | POSCO Family Strategy Fund [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)			30.09%
Domestic [member] | POSCO INTERNATIONAL Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations		Trading, energy & resource development and others
Ownership (%)		62.94%	62.94%
Region		Incheon
Domestic [member] | POSCO INTERNATIONAL Corporation [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		62.91%	62.91%
Domestic [member] | POSCO INTERNATIONAL Corporation [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		0.03%	0.03%
Domestic [member] | Pohang Scrap Recycling Distribution Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel processing and sales
Ownership (%)		51.00%	51.00%
Region		Pohang
Domestic [member] | Pohang Scrap Recycling Distribution Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		51.00%	51.00%
Domestic [member] | PSC Energy Global Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Investment in energy industry
Ownership (%)			100.00%
Region		Pohang
Domestic [member] | PSC Energy Global Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)			100.00%
Domestic [member] | Suncheon Eco Trans Co., Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations		Train manufacturing and management
Ownership (%)		100.00%	100.00%
Region		Suncheon
Domestic [member] | Suncheon Eco Trans Co., Ltd [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | Songdo Development PMC (Project Management Company) LLC. [member]
Disclosure of subsidiaries [line items]
Principal operations		Housing business agency
Ownership (%)		100.00%	100.00%
Region		Incheon
Domestic [member] | Songdo Development PMC (Project Management Company) LLC. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | Korea Fuel Cell [Member]
Disclosure of subsidiaries [line items]
Principal operations		Fuel cell
Ownership (%)		100.00%	100.00%
Region		Pohang
Domestic [member] | Korea Fuel Cell [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | POSCO GEM 1th Fund [member]
Disclosure of subsidiaries [line items]
Principal operations		Investment in venture companies
Ownership (%)		100.00%	100.00%
Region		Pohang
Domestic [member] | POSCO GEM 1th Fund [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		98.81%	98.81%
Domestic [member] | POSCO GEM 1th Fund [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		1.19%	1.19%
Domestic [member] | POSCO SPS CORPORATION [Member]
Disclosure of subsidiaries [line items]
Principal operations		STC, TMC, Plate manufacturing and sales
Ownership (%)		100.00%
Region		Cheonan
Domestic [member] | POSCO SPS CORPORATION [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Domestic [member] | PO Chemical Co Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations		Chemical production
Ownership (%)		51.00%
Region		Gwangyang
Domestic [member] | PO Chemical Co Ltd [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		51.00%
Domestic [member] | Posco New Growth [Member]
Disclosure of subsidiaries [line items]
Principal operations		Investment in venture companies
Ownership (%)		100.00%
Region		Seoul
Domestic [member] | Posco New Growth [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		88.89%
Domestic [member] | Posco New Growth [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		11.11%
Domestic [member] | IMP Fund I [Member]
Disclosure of subsidiaries [line items]
Principal operations		Investment in venture companies
Ownership (%)		98.04%
Region		Pohang
Domestic [member] | IMP Fund I [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		98.04%
Foreign [member] | POSCO America Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel trading
Ownership (%)		100.00%	100.00%
Region		USA
Foreign [member] | POSCO America Corporation [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		99.45%	99.45%
Foreign [member] | POSCO America Corporation [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		0.55%	0.55%
Foreign [member] | POSCO AUSTRALIA PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Raw material sales & mine development
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | POSCO AUSTRALIA PTY LTD [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO Canada Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Coal sales
Ownership (%)		100.00%	100.00%
Region		Canada
Foreign [member] | POSCO Canada Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCAN Elkview [member]
Disclosure of subsidiaries [line items]
Principal operations		Coal sales
Ownership (%)		100.00%	100.00%
Region		Canada
Foreign [member] | POSCAN Elkview [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO Asia Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel and raw material trading
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO Asia Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO-CTPC Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO-CTPC Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO E&C Vietnam Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel structure manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		Vietnam
Foreign [member] | POSCO E&C Vietnam Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO (Thailand) Company Limited [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		Thailand
Foreign [member] | POSCO (Thailand) Company Limited [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | Myanmar POSCO Steel Co., Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		70.00%	70.00%
Region		Myanmar
Foreign [member] | POSCO-MKPC SDN BHD [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		70.00%	70.00%
Region		Malaysia
Foreign [member] | POSCO-MKPC SDN BHD [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		70.00%	70.00%
Foreign [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Stainless steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		70.00%	70.00%
Foreign [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		30.00%	30.00%
Foreign [member] | POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		90.00%	90.00%
Foreign [member] | POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		10.00%	10.00%
Foreign [member] | POSCO-China Qingdao Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO-China Qingdao Processing Center Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POS-ORE PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Iron ore sales and sales
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | POS-ORE PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO-China Holding Corp. [member]
Disclosure of subsidiaries [line items]
Principal operations		Holding company
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO-China Holding Corp. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO JAPAN Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel trading
Ownership (%)		100.00%	100.00%
Region		Japan
Foreign [member] | POSCO JAPAN Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POS-CD PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Coal sales
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | POS-CD PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POS-GC PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Coal sales
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | POS-GC PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO-India Private Limited [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		India
Foreign [member] | POSCO-India Private Limited [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO-India Pune Processing Center. Pvt. Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		65.00%	65.00%
Region		India
Foreign [member] | POSCO-India Pune Processing Center. Pvt. Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		65.00%	65.00%
Foreign [member] | POSCO Japan PC CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		86.12%	86.12%
Region		Japan
Foreign [member] | POSCO Japan PC CO., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		86.12%	86.12%
Foreign [member] | POSCO-CFPC Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO-CFPC Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		39.60%	39.60%
Foreign [member] | POSCO-CFPC Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		60.40%	60.40%
Foreign [member] | POSCO E&C CHINA Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Civil engineering and construction
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO E&C CHINA Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO MPPC S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		96.31%	96.31%
Region		Mexico
Foreign [member] | POSCO MPPC S.A. de C.V. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		21.02%	21.02%
Foreign [member] | POSCO MPPC S.A. de C.V. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		75.29%	75.29%
Foreign [member] | Zhangjigang Pohang Port Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Loading and unloading service
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | Zhangjigang Pohang Port Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO-VIETNAM Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		Vietnam
Foreign [member] | POSCO-VIETNAM Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO MEXICO S.A. DE C.V. [member]
Disclosure of subsidiaries [line items]
Principal operations		Automotive steel sheet manufacturing and sales
Ownership (%)		98.16%	98.16%
Region		Mexico
Foreign [member] | POSCO MEXICO S.A. DE C.V. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		83.28%	83.28%
Foreign [member] | POSCO MEXICO S.A. DE C.V. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		14.88%	14.88%
Foreign [member] | POSCO-Poland Wroclaw Processing Center Sp. z o. o. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		60.00%	60.00%
Region		Poland
Foreign [member] | POSCO-Poland Wroclaw Processing Center Sp. z o. o. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		60.00%	60.00%
Foreign [member] | POS-NP PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Coal sales
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | POS-NP PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO DAEWOO WAIGAIQIAO SHANGHAI CO., LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Intermediary trade & bonded warehouse operation
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO DAEWOO WAIGAIQIAO SHANGHAI CO., LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | PT. Bio Inti Agrindo [member]
Disclosure of subsidiaries [line items]
Principal operations		Forest resources development
Ownership (%)		85.00%	85.00%
Region		Indonesia
Foreign [member] | PT. Bio Inti Agrindo [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		85.00%	85.00%
Foreign [member] | POSCO ENGINEERING AND CONSTRUCTION AUSTRALIA (POSCO E&C AUSTRALIA) PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Construction and engineering service
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | POSCO ENGINEERING AND CONSTRUCTION AUSTRALIA (POSCO E&C AUSTRALIA) PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		60.00%	60.00%
Region		China
Foreign [member] | POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		50.00%	50.00%
Foreign [member] | POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		10.00%	10.00%
Foreign [member] | POSCO Thainox Public Company Limited [member]
Disclosure of subsidiaries [line items]
Principal operations		STS cold-rolled steel manufacturing and sales
Ownership (%)		74.56%	84.39%
Region		Thailand
Foreign [member] | POSCO Thainox Public Company Limited [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		74.56%	84.39%
Foreign [member] | Hunchun Posco Hyundai Logistics [member]
Disclosure of subsidiaries [line items]
Principal operations		Logistics
Ownership (%)		80.00%	80.00%
Region		China
Foreign [member] | Hunchun Posco Hyundai Logistics [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		80.00%	80.00%
Foreign [member] | POSCO INTERNATIONAL VIETNAM COMPANY LIMITED [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		Vietnam
Foreign [member] | POSCO INTERNATIONAL VIETNAM COMPANY LIMITED [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO(Chongqing) Automotive Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO(Chongqing) Automotive Processing Center Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		90.00%	90.00%
Foreign [member] | POSCO(Chongqing) Automotive Processing Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		10.00%	10.00%
Foreign [member] | SUZHOU POSCO-CORE TECHNOLOGY CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations		Component manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | SUZHOU POSCO-CORE TECHNOLOGY CO., LTD. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		84.85%	84.85%
Foreign [member] | SUZHOU POSCO-CORE TECHNOLOGY CO., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		15.15%	15.15%
Foreign [member] | PT.Krakatau Posco Chemical Calcination [member]
Disclosure of subsidiaries [line items]
Principal operations		Quicklime manufacturing and sales
Ownership (%)		80.00%	80.00%
Region		Indonesia
Foreign [member] | PT.Krakatau Posco Chemical Calcination [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		80.00%	80.00%
Foreign [member] | POSCO AFRICA (PROPRIETARY) LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations		Mine development
Ownership (%)		100.00%	100.00%
Region		South Africa
Foreign [member] | POSCO AFRICA (PROPRIETARY) LIMITED [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO ICT BRASIL [member]
Disclosure of subsidiaries [line items]
Principal operations		IT service and engineering
Ownership (%)		100.00%	100.00%
Region		Brazil
Foreign [member] | POSCO ICT BRASIL [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | LA-SRDC [member]
Disclosure of subsidiaries [line items]
Principal operations		Scrap manufacturing
Ownership (%)			100.00%
Region		USA
Foreign [member] | LA-SRDC [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)			100.00%
Foreign [member] | POSCO Center Beijing [member]
Disclosure of subsidiaries [line items]
Principal operations		Real estate development, rental and management
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO Center Beijing [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO AMERICA COMERCIALIZADORA S DE RL DE CV [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel sales
Ownership (%)		100.00%	100.00%
Region		Mexico
Foreign [member] | POSCO AMERICA COMERCIALIZADORA S DE RL DE CV [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO(Guangdong) Automotive Steel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		93.64%	93.64%
Region		China
Foreign [member] | POSCO(Guangdong) Automotive Steel Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		83.64%	83.64%
Foreign [member] | POSCO(Guangdong) Automotive Steel Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		10.00%	10.00%
Foreign [member] | POSCO-Malaysia SDN. BHD. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		95.42%	95.42%
Region		Malaysia
Foreign [member] | POSCO-Malaysia SDN. BHD. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		81.79%	81.79%
Foreign [member] | POSCO-Malaysia SDN. BHD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		13.63%	13.63%
Foreign [member] | PT KRAKATAU BLUE WATER [member]
Disclosure of subsidiaries [line items]
Principal operations		Wastewater treamtment facilities operation and maintenance
Ownership (%)		67.00%	67.00%
Region		Indonesia
Foreign [member] | PT KRAKATAU BLUE WATER [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		67.00%	67.00%
Foreign [member] | POSCO DAEWOO MYANMAR CORPORATION LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		Myanmar
Foreign [member] | POSCO DAEWOO MYANMAR CORPORATION LIMITED [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO-Italy Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations		Stainless steel sheet manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		Italy
Foreign [member] | POSCO-Italy Processing Center [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		88.89%	88.89%
Foreign [member] | POSCO-Italy Processing Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		11.11%	11.11%
Foreign [member] | Myanmar POSCO C&C Company, Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		70.00%	70.00%
Foreign [member] | POSCO ICT VIETNAM [member]
Disclosure of subsidiaries [line items]
Principal operations		IT service and electric control engineering
Ownership (%)		100.00%	100.00%
Region		Vietnam
Foreign [member] | POSCO ICT VIETNAM [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE.LTD.
Disclosure of subsidiaries [line items]
Principal operations		Real estate development
Ownership (%)		75.00%	81.51%
Region		Singapore
Foreign [member] | POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE.LTD. | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		75.00%	81.51%
Foreign [member] | Myanmar POSCO Engineering & Construction Company, Limited [member]
Disclosure of subsidiaries [line items]
Principal operations		Construction and engineering service
Ownership (%)		100.00%	100.00%
Region		Myanmar
Foreign [member] | Myanmar POSCO Engineering & Construction Company, Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POS-Minerals Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations		Mine development management and sales
Ownership (%)		100.00%	100.00%
Region		USA
Foreign [member] | POS-Minerals Corporation [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO(Wuhu) Automotive Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO(Wuhu) Automotive Processing Center Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		68.57%	68.57%
Foreign [member] | POSCO(Wuhu) Automotive Processing Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		31.43%	31.43%
Foreign [member] | POSCO Engineering and Construction India Private Limited [member]
Disclosure of subsidiaries [line items]
Principal operations		Civil engineering and construction
Ownership (%)		100.00%	100.00%
Region		India
Foreign [member] | POSCO Engineering and Construction India Private Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations		Automotive steel sheet manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		Thailand
Foreign [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSMATE-CHINA CO., LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Business facility maintenance
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSMATE-CHINA CO., LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO-Mexico Villagran Wire-rod Processing Center
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		66.75%	66.75%
Region		Mexico
Foreign [member] | POSCO-Mexico Villagran Wire-rod Processing Center | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		56.75%	56.75%
Foreign [member] | POSCO-Mexico Villagran Wire-rod Processing Center | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		10.00%	10.00%
Foreign [member] | POSCO ChengDu Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		43.00%	43.00%
Region		China
Foreign [member] | POSCO ChengDu Processing Center [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		33.00%	33.00%
Foreign [member] | POSCO ChengDu Processing Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		10.00%	10.00%
Foreign [member] | POSCO E&C SMART S DE RL DE CV [member]
Disclosure of subsidiaries [line items]
Principal operations		Civil engineering and construction
Ownership (%)		100.00%	100.00%
Region		Mexico
Foreign [member] | POSCO E&C SMART S DE RL DE CV [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO Philippine Manila Processing Center, Inc. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		Philippines
Foreign [member] | POSCO Philippine Manila Processing Center, Inc. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO E&C HOLDINGS CO., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Holding company
Ownership (%)		100.00%	100.00%
Region		Thailand
Foreign [member] | POSCO E&C HOLDINGS CO., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | PT.Krakatau Posco Social Enterprise [member]
Disclosure of subsidiaries [line items]
Principal operations		Social enterprise
Ownership (%)		100.00%	100.00%
Region		Indonesia
Foreign [member] | PT.Krakatau Posco Social Enterprise [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | Ventanas Philippines Construction Inc [member]
Disclosure of subsidiaries [line items]
Principal operations		Construction
Ownership (%)		100.00%	100.00%
Region		Philippines
Foreign [member] | Ventanas Philippines Construction Inc [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO E&C Mongolia [member]
Disclosure of subsidiaries [line items]
Principal operations		Construction and engineering service
Ownership (%)		100.00%	100.00%
Region		Mongolia
Foreign [member] | POSCO E&C Mongolia [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | SANPU TRADING Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Raw material trading
Ownership (%)		70.04%	70.04%
Region		China
Foreign [member] | SANPU TRADING Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		70.04%	70.04%
Foreign [member] | Zhangjiagang BLZ Pohang International Trading [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel Intermediate trade
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | Zhangjiagang BLZ Pohang International Trading [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO RU Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Principal operations		Trade and business development
Ownership (%)		100.00%	100.00%
Region		Russia
Foreign [member] | POSCO RU Limited Liability Company [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO ICT-China [member]
Disclosure of subsidiaries [line items]
Principal operations		IT service and DVR business
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO ICT-China [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO Europe Steel Distribution Center [member]
Disclosure of subsidiaries [line items]
Principal operations		Logistics & Steel sales
Ownership (%)		70.00%	70.00%
Region		Slovenia
Foreign [member] | POSCO Europe Steel Distribution Center [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		50.00%	50.00%
Foreign [member] | POSCO Europe Steel Distribution Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		20.00%	20.00%
Foreign [member] | POSCO ENGINEERING (THAILAND) CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations		Construction and engineering service
Ownership (%)		100.00%	100.00%
Region		Thailand
Foreign [member] | POSCO ENGINEERING (THAILAND) CO., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO VST Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Stainless steel sheet manufacturing and sales
Ownership (%)		95.65%	95.65%
Region		Vietnam
Foreign [member] | POSCO VST Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		95.65%	95.65%
Foreign [member] | Zhangjiagang Pohang Refractories Co Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations		Refractory materials sales & furnace maintenance
Ownership (%)		51.00%	51.00%
Region		China
Foreign [member] | Zhangjiagang Pohang Refractories Co Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		51.00%	51.00%
Foreign [member] | POSCO Maharashtra Steel Private Limited [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		India
Foreign [member] | POSCO Maharashtra Steel Private Limited [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO TNPC Otomotiv Celik San. Ve Tic. A.S [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		Turkey
Foreign [member] | POSCO TNPC Otomotiv Celik San. Ve Tic. A.S [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | Pos-Sea Pte Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel Intermediate trade
Ownership (%)		100.00%	100.00%
Region		Singapore
Foreign [member] | Pos-Sea Pte Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO(Liaoning) Automotive [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO(Liaoning) Automotive [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		90.00%	90.00%
Foreign [member] | POSCO(Liaoning) Automotive [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		10.00%	10.00%
Foreign [member] | POSCO-Indonesia Jakarta Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		92.20%	85.00%
Region		Indonesia
Foreign [member] | POSCO-Indonesia Jakarta Processing Center [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		70.51%	65.00%
Foreign [member] | POSCO-Indonesia Jakarta Processing Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		21.69%	20.00%
Foreign [member] | PT.MRI [member]
Disclosure of subsidiaries [line items]
Principal operations		Mine development
Ownership (%)		65.00%	65.00%
Region		Indonesia
Foreign [member] | PT.MRI [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		65.00%	65.00%
Foreign [member] | POSCO TMC INDIA PRIVATE LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		India
Foreign [member] | POSCO TMC INDIA PRIVATE LIMITED [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO-AAPC [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		97.80%	97.80%
Region		USA
Foreign [member] | POSCO-AAPC [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		97.80%	97.80%
Foreign [member] | POSCO(Yantai)Automotive Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO(Yantai)Automotive Processing Center Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		90.00%	90.00%
Foreign [member] | POSCO(Yantai)Automotive Processing Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		10.00%	10.00%
Foreign [member] | POSCO India Steel Distribution Center Private Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel logistics
Ownership (%)		100.00%	100.00%
Region		India
Foreign [member] | POSCO India Steel Distribution Center Private Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO China Dalian Plate Processing Center Co, Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations		Plate manufacturing and sales
Ownership (%)			91.22%
Region			China
Foreign [member] | POSCO China Dalian Plate Processing Center Co, Ltd [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)			79.52%
Foreign [member] | POSCO China Dalian Plate Processing Center Co, Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)			11.70%
Foreign [member] | PT.POSCO ICT INDONESIA [member]
Disclosure of subsidiaries [line items]
Principal operations		IT service and electric control engineering
Ownership (%)		66.99%	66.99%
Region		Indonesia
Foreign [member] | PT.POSCO ICT INDONESIA [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		66.99%	66.99%
Foreign [member] | POSCO NCR Coal Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Coal sales
Ownership (%)		100.00%	100.00%
Region		Canada
Foreign [member] | POSCO NCR Coal Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO WA PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Iron ore sales & mine development
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | POSCO WA PTY LTD [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO AUSTRALIA GP PTY LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations		Resource development
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | POSCO AUSTRALIA GP PTY LIMITED [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | PT. Krakatau Posco Energy [member]
Disclosure of subsidiaries [line items]
Principal operations		Electricity production construction and operation
Ownership (%)		90.00%	90.00%
Region		Indonesia
Foreign [member] | PT. Krakatau Posco Energy [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		90.00%	90.00%
Foreign [member] | POSCO DAEWOO SINGAPORE PTE LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		Singapore
Foreign [member] | POSCO DAEWOO SINGAPORE PTE LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO MAURITIUS LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations		Coal development and sales
Ownership (%)		100.00%	100.00%
Region		Mauritius
Foreign [member] | POSCO MAURITIUS LIMITED [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | PT. KRAKATAU POSCO [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		70.00%	70.00%
Region		Indonesia
Foreign [member] | PT. KRAKATAU POSCO [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		70.00%	70.00%
Foreign [member] | PT.POSCO-Indonesia Inti [member]
Disclosure of subsidiaries [line items]
Principal operations		Mine development
Ownership (%)		100.00%	100.00%
Region	Indonesia
Foreign [member] | PT.POSCO-Indonesia Inti [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)			100.00%
Foreign [member] | PGSF, L.P. [member]
Disclosure of subsidiaries [line items]
Principal operations		Investment in bio tech Industry
Ownership (%)		100.00%	100.00%
Region		USA
Foreign [member] | PGSF, L.P. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO(Dalian) IT Center Development Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Real estate development and investment
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO(Dalian) IT Center Development Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | PT. POSCO E&C INDONESIA [member]
Disclosure of subsidiaries [line items]
Principal operations		Civil engineering and construction
Ownership (%)		100.00%	100.00%
Region		Indonesia
Foreign [member] | PT. POSCO E&C INDONESIA [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | HUME COAL PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Raw material manufacturing
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | HUME COAL PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | Brazil Sao Paulo Steel Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		76.00%	76.00%
Region		Brazil
Foreign [member] | Brazil Sao Paulo Steel Processing Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		76.00%	76.00%
Foreign [member] | DAESAN (CAMBODIA) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Real estate development and investment
Ownership (%)		100.00%	100.00%
Region		Cambodia
Foreign [member] | DAESAN (CAMBODIA) Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member]
Disclosure of subsidiaries [line items]
Principal operations		Construction
Ownership (%)		100.00%	100.00%
Region		Brazil
Foreign [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO ASSAN TST STEEL INDUSTRY [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		70.00%	70.00%
Region		Turkey
Foreign [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)			60.00%
Foreign [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		10.00%	10.00%
Foreign [member] | HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations		Real estate development and investment
Ownership (%)		100.00%	100.00%
Region		Hongkong
Foreign [member] | HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POS-LT PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Lithium mining investment
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | POS-LT PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | ZHEJIANG POSCO-HUAYOU ESM CO.,LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Anode material manufacturing
Ownership (%)		60.00%	60.00%
Region		China
Foreign [member] | ZHEJIANG POSCO-HUAYOU ESM CO.,LTD [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)			60.00%
Foreign [member] | POSCO Argentina S.A.U. [member]
Disclosure of subsidiaries [line items]
Principal operations		Mineral exploration/manufacturing/sales
Ownership (%)		100.00%	100.00%
Region		Argentina
Foreign [member] | POSCO Argentina S.A.U. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)			100.00%
Foreign [member] | POSCO SUZHOU PROCESSING CENTER CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO SUZHOU PROCESSING CENTER CO., LTD. [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		30.00%	30.00%
Foreign [member] | POSCO SUZHOU PROCESSING CENTER CO., LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		70.00%	70.00%
Foreign [member] | POSCO INTERNATIONAL POWER (PNGLAE) LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Electricity production
Ownership (%)		100.00%	100.00%
Region		Papua New Guinea
Foreign [member] | POSCO INTERNATIONAL POWER (PNGLAE) LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | GOLDEN LACE POSCO INTERNATIONAL CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Rice processing
Ownership (%)		60.00%	60.00%
Region		Myanmar
Foreign [member] | GOLDEN LACE POSCO INTERNATIONAL CO., LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		60.00%	60.00%
Foreign [member] | POSCO INDIA PROCESSING CENTER PRIVATE LIMITED [Member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		95.32%	95.32%
Region		India
Foreign [member] | POSCO INDIA PROCESSING CENTER PRIVATE LIMITED [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		93.34%	93.34%
Foreign [member] | POSCO INDIA PROCESSING CENTER PRIVATE LIMITED [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		1.98%	1.98%
Foreign [member] | POSCO Vietnam Processing Center Co Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		88.83%	88.83%
Region		Vietnam
Foreign [member] | POSCO Vietnam Processing Center Co Ltd [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		83.54%	83.54%
Foreign [member] | POSCO Vietnam Processing Center Co Ltd [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		5.29%	5.29%
Foreign [member] | POSCO INTERNATIONAL POWER PNGPOM LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations		Electricity production
Ownership (%)		100.00%	100.00%
Region		Papua New Guinea
Foreign [member] | POSCO INTERNATIONAL POWER PNGPOM LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL AMERICA CORP [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		USA
Foreign [member] | POSCO INTERNATIONAL AMERICA CORP [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL Deutschland GMBH [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		Germany
Foreign [member] | POSCO INTERNATIONAL Deutschland GMBH [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL JAPAN CORP [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		Japan
Foreign [member] | POSCO INTERNATIONAL JAPAN CORP [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL ITALIA SRL [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		Italy
Foreign [member] | POSCO INTERNATIONAL ITALIA SRL [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL CHINA CO LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO INTERNATIONAL CHINA CO LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL TEXTILE LLC [Member]
Disclosure of subsidiaries [line items]
Principal operations		Textile manufacturing
Ownership (%)		100.00%	100.00%
Region		Uzbekistan
Foreign [member] | POSCO INTERNATIONAL TEXTILE LLC [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO DAEWOO AUSTRALIA HOLDINGS PTY LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations		Resource development
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | POSCO DAEWOO AUSTRALIA HOLDINGS PTY LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL MEXICO SA DE CV [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		Mexico
Foreign [member] | POSCO INTERNATIONAL MEXICO SA DE CV [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL INDIA PVT LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		India
Foreign [member] | POSCO INTERNATIONAL INDIA PVT LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | JB CLARK HILLS1 [Member]
Disclosure of subsidiaries [line items]
Principal operations		Apartment construction
Ownership (%)		70.00%	70.00%
Region		Philippines
Foreign [member] | JB CLARK HILLS1 [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		70.00%	70.00%
Foreign [member] | GRAIN TERMINAL HOLDING PTE LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trade
Ownership (%)		75.00%	75.00%
Region		Singapore
Foreign [member] | GRAIN TERMINAL HOLDING PTE LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		75.00%	75.00%
Foreign [member] | Mykolaiv Milling Works PJSC [Member]
Disclosure of subsidiaries [line items]
Principal operations		Grain trading
Ownership (%)		100.00%	100.00%
Region		Ukraine
Foreign [member] | Mykolaiv Milling Works PJSC [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | Yuzhnaya Stevedoring Company Limited LLC [Member]
Disclosure of subsidiaries [line items]
Principal operations		Cargo handling
Ownership (%)		100.00%	100.00%
Region		Ukraine
Foreign [member] | Yuzhnaya Stevedoring Company Limited LLC [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | Myanmar POSCO Steel Co Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)			70.00%
Region			Myanmar
Foreign [member] | Myanmar POSCO Steel Co Ltd [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)			70.00%
Foreign [member] | POSCO INTERNATIONAL UKRAINE LLC [Member]
Disclosure of subsidiaries [line items]
Principal operations		Grain sales
Ownership (%)		100.00%	100.00%
Region		Ukraine
Foreign [member] | POSCO INTERNATIONAL UKRAINE LLC [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO ZHANGJIAGANG STAINLESS STEEL CO LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations		Stainless steel manufacturing and sales
Ownership (%)		82.48%	82.48%
Region		China
Foreign [member] | POSCO ZHANGJIAGANG STAINLESS STEEL CO LTD [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		58.60%	58.60%
Foreign [member] | POSCO ZHANGJIAGANG STAINLESS STEEL CO LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		23.88%	23.88%
Foreign [member] | POSCO INTERNATIANL AMARA CO LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations		Real estate development
Ownership (%)		85.00%	85.00%
Region		Myanmar
Foreign [member] | POSCO INTERNATIANL AMARA CO LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		85.00%	85.00%
Foreign [member] | POSCO YAMATO VINA STEEL JOINT STOCK COMPANY [Member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		51.00%	100.00%
Region		Vietnam
Foreign [member] | POSCO YAMATO VINA STEEL JOINT STOCK COMPANY [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		51.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL SHANGHAI CO LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO INTERNATIONAL SHANGHAI CO LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | Posco International Thailand Co Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trade
Ownership (%)		100.00%
Region		Thailand
Foreign [member] | Posco International Thailand Co Ltd [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Foreign [member] | PT POSCO INTERNATIONAL INDONESIA [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trade
Ownership (%)		100.00%
Region		Indonesia
Foreign [member] | PT POSCO INTERNATIONAL INDONESIA [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Foreign [member] | PEC POWERCON SDN BHD [Member]
Disclosure of subsidiaries [line items]
Principal operations		Construction and engineering service
Ownership (%)		100.00%
Region		South Africa
Foreign [member] | PEC POWERCON SDN BHD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Foreign [member] | POSCO CHEMICAL Free Zone Enterprise [Member]
Disclosure of subsidiaries [line items]
Principal operations		Refractory Construction
Ownership (%)		100.00%
Region		Myanmar
Foreign [member] | POSCO CHEMICAL Free Zone Enterprise [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%